Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period		$ 7,729.4
End of period		10,718.3	$ 7,729.4
Impairment reversal	$ 1,469.6
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period		22,466.2
End of period		24,712.7	22,466.2
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	48.8	104.2	48.8
Acquisitions through business combinations		515.2	28.0
Additions		224.8	134.2
Dispositions		(1.9)	(10.9)
Transfers to property, plant and equipment		(204.3)	(80.8)
Amortization		(30.9)	(15.2)
Foreign exchange		(0.1)	0.1
End of period		607.0	104.2
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,613.3	1,453.4	1,613.3
End of period		1,578.6	1,453.4
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ (1,564.5)	(1,349.2)	(1,564.5)
End of period		$ (971.6)	$ (1,349.2)